Securitization Transactions (Tables)	12 Months Ended
Mar. 31, 2013
Quantitative Information About Delinquencies, Net Credit Losses, and Components of Financial Assets Sold on Securitization and Other Assets Managed Together

Quantitative information about delinquencies, impaired loans and components of financial assets sold on securitization and other assets managed together as of March 31, 2012 and 2013, and quantitative information about net credit loss for the fiscal years ended March 31, 2011, 2012 and 2013 are as follows:

	Total principal amount of receivables
	Millions of yen
	March 31, 2012	March 31, 2013
Direct financing leases	¥900,886	¥989,380
Installment loans	2,769,898	2,691,171

Assets recorded on the balance sheet	3,670,784	3,680,551
Direct financing leases sold on securitization	3,969	1,698

Total assets managed together or sold on securitization	¥3,674,753	¥3,682,249

	Principal amount of receivables more than 90 days past-due and impaired loans
	Millions of yen
	March 31, 2012	March 31, 2013
Direct financing leases	¥17,441	¥15,806
Installment loans	302,378	220,485

Assets recorded on the balance sheet	319,819	236,291
Direct financing leases sold on securitization	0	0

Total assets managed together or sold on securitization	¥319,819	¥236,291

	Credit loss
	Millions of yen
	2011	2012	2013
Direct financing leases	¥7,505	¥6,783	¥4,046
Installment loans	54,149	29,476	39,142

Assets recorded on the balance sheet	61,654	36,259	43,188
Direct financing leases sold on securitization	0	0	0

Total assets managed together or sold on securitization	¥61,654	¥36,259	¥43,188